Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 997,777.7		$ 853,470.3
Impairment	$ 2,286.0				$ 2,545.6
Ending balance		1,062,542.3	$ 35,848.3	997,777.7	853,470.3
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,165,507.6	2,773,250.8		2,417,177.5	2,165,507.6
Additions (Deductions)		322,493.9		365,827.6	255,074.8
Disposals or retirements		(9,967.8)		(3,576.8)	(7,168.0)
Reclassification		10.3
Lease agreement modification					(824.1)
Effect of disposal of subsidiary		(66.5)
Effect of acquisition of subsidiary					2,651.2
Effect of exchange rate changes		(5,105.6)		(6,177.5)	1,936.0
Ending balance		3,080,615.1		2,773,250.8	2,417,177.5
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,347,308.8	1,775,473.1		1,563,707.2	1,347,308.8
Additions (Deductions)		255,796.0		220,085.0	219,303.4
Disposals or retirements		(8,520.6)		(3,525.2)	(6,784.6)
Reclassification		9.7
Lease agreement modification					(460.4)
Effect of disposal of subsidiary		(56.7)
Impairment					2,545.6
Effect of exchange rate changes		(4,628.7)		(4,793.9)	1,794.4
Ending balance		2,018,072.8		1,775,473.1	1,563,707.2
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,524.5		3,561.2
Ending balance		3,472.7		3,524.5	3,561.2
Land and Land Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,036.8	4,049.3		4,067.4	4,036.8
Effect of exchange rate changes		(66.1)		(18.1)	30.6
Ending balance		3,983.2		4,049.3	4,067.4
Land and Land Improvements [Member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	459.2	524.8		506.2	459.2
Additions (Deductions)		27.8		29.4	28.9
Effect of exchange rate changes		(42.1)		(10.8)	18.1
Ending balance		510.5		524.8	506.2
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		130,055.4		138,891.7
Ending balance		184,688.1		130,055.4	138,891.7
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	269,163.9	304,404.5		296,801.9	269,163.9
Additions (Deductions)		75,594.7		9,113.3	26,960.5
Disposals or retirements		(37.0)		(13.4)	(75.0)
Effect of acquisition of subsidiary					624.7
Effect of exchange rate changes		(827.6)		(1,497.3)	127.8
Ending balance		379,134.6		304,404.5	296,801.9
Buildings [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141,245.9	174,349.1		157,910.2	141,245.9
Additions (Deductions)		20,844.6		17,540.5	16,312.6
Disposals or retirements		(28.8)		(7.3)	(74.0)
Impairment					278.1
Effect of exchange rate changes		(718.4)		(1,094.3)	147.6
Ending balance		194,446.5		174,349.1	157,910.2
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		465,490.2		507,631.9
Ending balance		692,303.4		465,490.2	507,631.9
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,754,170.2	2,042,867.7		1,893,489.6	1,754,170.2
Additions (Deductions)		458,605.8		156,874.2	142,090.4
Disposals or retirements		(9,553.0)		(3,094.2)	(5,923.0)
Reclassification		8.8
Effect of disposal of subsidiary		(51.2)
Effect of acquisition of subsidiary					1,402.0
Effect of exchange rate changes		(4,125.8)		(4,401.9)	1,750.0
Ending balance		2,487,752.3		2,042,867.7	1,893,489.6
Machinery and equipment [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,188,388.4	1,577,377.5		1,385,857.7	1,188,388.4
Additions (Deductions)		229,985.6		198,189.4	199,185.0
Disposals or retirements		(8,114.3)		(3,049.5)	(5,585.4)
Reclassification		8.2
Effect of disposal of subsidiary		(42.8)
Impairment					2,256.8
Effect of exchange rate changes		(3,765.3)		(3,620.1)	1,612.9
Ending balance		1,795,448.9		1,577,377.5	1,385,857.7
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,507.9		11,274.0
Ending balance		14,724.6		11,507.9	11,274.0
Office equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,960.8	34,729.6		30,700.0	27,960.8
Additions (Deductions)		8,195.9		4,584.1	3,428.6
Disposals or retirements		(377.8)		(469.2)	(1,170.0)
Reclassification		1.5		7.1
Effect of disposal of subsidiary		(14.8)
Effect of acquisition of subsidiary					447.9
Effect of exchange rate changes		(142.9)		(92.4)	32.7
Ending balance		42,391.5		34,729.6	30,700.0
Office equipment [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,767.9	23,221.7		19,426.0	16,767.9
Additions (Deductions)		4,938.0		4,325.7	3,751.7
Disposals or retirements		(377.5)		(468.4)	(1,125.2)
Reclassification		1.5		7.1
Effect of disposal of subsidiary		(13.9)
Impairment					10.7
Effect of exchange rate changes		(102.9)		(68.7)	20.9
Ending balance		27,666.9		23,221.7	19,426.0
Assets under finance leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	841.2			7.1	841.2
Reclassification				(7.1)
Lease agreement modification					(824.1)
Effect of exchange rate changes					(10.0)
Ending balance					7.1
Assets under finance leases [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	447.4			7.1	447.4
Additions (Deductions)					25.2
Reclassification				(7.1)
Lease agreement modification					(460.4)
Effect of exchange rate changes					(5.1)
Ending balance					7.1
Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		387,199.7		192,111.5
Ending balance		167,353.5		387,199.7	192,111.5
Equipment under installation and construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 109,334.7	387,199.7		192,111.5	109,334.7
Additions (Deductions)		(219,902.5)		195,256.0	82,595.3
Effect of disposal of subsidiary		(0.5)
Effect of acquisition of subsidiary					176.6
Effect of exchange rate changes		56.8		(167.8)	4.9
Ending balance		$ 167,353.5		$ 387,199.7	$ 192,111.5